Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 105,403,285
Level 2 | Financial asset at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 39,897,328	₩ 40,282,764
Level 2 | Financial asset at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*)	DCF, NAV, Option model (*)
Carrying value	₩ 39,833,051	₩ 40,282,764
Significant unobservable inputs and range	Discount rate, interest rate, stock price and etc.	Discount rate, interest rate, stock price and etc.
Level 2 | Financial asset at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV
Carrying value	₩ 64,277
Significant unobservable inputs and range	Price of underlying assets such as stocks, bonds, etc
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 9,474,641	₩ 3,961,279
Level 2 | Derivative assets | Trading
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), Implied forward interest rate, DCF	Option model (*), Implied forward interest rate, DCF
Carrying value	₩ 8,772,280	₩ 3,709,058
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Level 2 | Derivative assets | Hedging
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 702,361	₩ 252,221
Level 2 | Securities measured at FVOCI
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 93,769,965
Level 2 | Securities measured at FVOCI | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, Option model (*)	DCF, Option model (*)
Carrying value	₩ 56,031,316	₩ 49,525,922
Significant unobservable inputs and range	Interest rate, discount rate, etc.	Interest rate, discount rate, etc.
Level 3 | Financial asset at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 18,632,327	₩ 17,327,888
Level 3 | Financial asset at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV,Option model (*1),Income approach	DCF, NAV, Option model (*1), Income approach
Carrying value	₩ 17,217,401	₩ 15,730,078
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Correlations Growth rate, and Liquidation Value	The volatility of the underlying asset, Discount rate, Correlations Growth rate, and Liquidation Value
Level 3 | Financial asset at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV,Option model (*1), Comparablecompany analysis,Transaction caseprice, Dividenddiscount model(DDM), Cost method	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Cost method
Carrying value	₩ 1,414,926	₩ 1,597,810
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate And Interest rate volatility	The volatility of the underlying asset, Discount rate, Growth rate And Interest rate volatility
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 719,177	₩ 632,213
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 125,445	₩ 97,403
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 85,141	₩ 60,919
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 508,591	₩ 473,891
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations and Hazard Rate	The volatility of the underlying asset, Correlations and Hazard Rate
Level 3 | Securities measured at FVOCI
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 20,273,695	₩ 18,909,284
Level 3 | Securities measured at FVOCI | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV,Option model (*1), Comparablecompany analysis	DCF, NAV, Option model (*1), Comparable company analysis
Carrying value	₩ 922,191	₩ 949,183
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility